Janus Investment Fund

Janus Henderson Value Plus Income Fund

Supplement dated April 14, 2020

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson Value Plus Income Fund (the “Fund”) are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Theodore M. Thome, CFA, is Portfolio Manager of the equity portion of the Fund, which he has managed or co-managed since July 2010. John Kerschner, CFA, is Executive Vice President and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since August 2018. John Lloyd is Executive Vice President and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since August 2018. Seth Meyer, CFA, is Executive Vice President and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since August 2018.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Value Plus Income Fund

Equity Investments

Theodore M. Thome, CFA, is Co-Portfolio Manager of Janus Henderson Value Plus Income Fund, which he has co-managed since July 2010. He joined Perkins in September 2002 as a research analyst covering the healthcare industry. Mr. Thome holds a Bachelor of Science degree in Life Science from the United States Military Academy at West Point and a Master of Business Administration with concentrations in finance and accounting from the University of Chicago Booth School of Business. Mr. Thome holds the Chartered Financial Analyst designation.

Effective immediately, all references to Alec Perkins are deleted from the Fund’s prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Value Plus Income Fund

Supplement dated April 14, 2020

to Currently Effective Statement of Additional Information

Effective immediately, all references to Alec Perkins are deleted from Janus Henderson Value Plus Income Fund’s Statement of Additional Information.

Please retain this Supplement with your records.